Annual Total Returns - FidelityInfrastructureFund-PRO - FidelityInfrastructureFund-PRO - Fidelity Infrastructure Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Nov. 05, 2019
Fidelity Infrastructure Fund
Bar Chart Table:
Annual Return 2020	12.80%
Annual Return 2021	7.58%
Annual Return 2022	(7.58%)